Derivative financial instruments - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	£ 524	£ 980
Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	498	582
Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	26	398
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Hedged cash flows that will no longer occur £m	0	0
Foreign currency issuance | Foreign exchange | Cash flow hedges | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Hedged cash flows that will no longer occur £m	£ 0	£ 0